UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        212-421-9303
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           5
Form 13F Information Table Value Total:           $153,358,695

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  PAIRED CTF       143658300 8574.610   223530 SH       OTHER   LLP                 0   223530        0
MOLEX INC                      CL A             608554200 34884.99  1686080 SH       OTHER   LLP                 0  1686080        0
TAIWAN SEMICONDUCTOR MFL LTD   SPONSORED ADR    874039100 26821.55  2202098 SH       OTHER   LLP                 0  2202098        0
TELEPHONE & DATA SYS INC SPL   COM              879433860 55832.77  1891354 SH       OTHER   LLP                 0  1891354        0